Debt and borrowings (Details) - Schedule of Long-Term Debt Maturities $ in Thousands	12 Months Ended
Dec. 31, 2023 MXN ($)
Schedule of Long-Term Debt Maturities [Abstract]
2024	$ 1,000,785
2025	1,396,897
2026	936,875
2027	1,330,284
2028-2029	2,394,998
Total	$ 7,059,839